Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Registrant Name	dei_EntityRegistrantName	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000311635
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023